INCOME PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit (loss), attributable to ordinary equity holders of parent entity
Net income	$ 140,468	$ 55,757	[1]
Net income attributable to NCI	(6,974)	1,558
Equity holders of SSR Mining	133,494	57,315
Interest saving on convertible notes, net of tax	9,868	0
Net income used in the calculation of diluted net income per share	$ 143,362	$ 57,315
Weighted average ordinary shares and adjusted weighted average ordinary shares
Weighted average number of common shares issued (in shares)	151,144	121,769
Stock options (in shares)	752	892
Performance share units (in shares)	93	0
Restricted share units (in shares)	3	0
Convertible instruments (in shares)	12,445	0
Diluted weighted average number of shares outstanding (in shares)	164,437	122,661
Net income per share attributable to equity holders of SSR Mining
Basic (usd per share)	$ 0.88	$ 0.47
Diluted (usd per share)	$ 0.87	$ 0.47

[1]	See note 2(r)